STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 STOCKHOLDERS’ EQUITY

On December 16, 2021, the Company increased the authorized common stock from 75,000,000 shares with a par value of $0.001 per share to 1,000,000,000 shares with a par value of $0.001 per share.

During the six months period ended February 29, 2024, the Company issued 373,822 shares of Common Stock at a per share purchase price of $2.50 as the Offering for gross proceeds of $934,534 received in the fiscal year ended August 31,2023.

During the six months period ended February 29, 2024, the Company issued in aggregate 52,107 shares of Common Stock to 15 referral agents in consideration for their referral to the Company of certain investors.

On November 21, 2023, the Company issued, in aggregate, 5,500 shares of Common Stock to two individuals in consideration for marketing services provided to the Company by Artisan Creative Studio, a marketing entity based in Malaysia.

On April 12, 2024, the Company’s board of directors unanimously resolved to effect a reverse stock split of the Company’s common stock, par value $0.001 per share, at a ratio of 1-for-4. Following such resolution, on September 9, 2024, the Company filed a Certificate of Amendment with the Secretary of State of the State of Nevada to effect the reverse stock split, with effective on September 11, 2024.

On November 25, 2024, the Company issued, in aggregate, 679,516 shares of Common Stock, representing 2.5% of the issued and outstanding shares of Common Stock, to certain project management consultant in consideration for their services in relation to the proposed initial public offering.

On November 25, 2024, the Company issued, in aggregate, 815,419 shares of Common Stock, representing 3.0% of the issued and outstanding shares of Common Stock in consideration for their corporate and business development consulting services.

As a result of the 1:4 Reverse Stock Split, each 4 pre-split shares of Common Stock outstanding will automatically combine into one new share of Common Stock without any action on the part of the holders. Therefore, as of February 28, 2025, and August 31, 2024, the Company had 27,180,631 and 25,685,591 shares of its common stock issued and outstanding, respectively.

NOTE 11 STOCKHOLDERS’ EQUITY

On December 16, 2021, the Company increased the authorized common stock from 75,000,000 shares with a par value of $0.001 per share to 1,000,000,000 shares with a par value of $0.001 per share.

During fiscal year end (“FYE”) 2023 the Company issued 427,536 shares of Common Stock at a per share purchase price of $2.50 as part of the Offering for gross proceeds of $1,068,728.

During FYE 2023, the Company received cash proceeds of $934,534 as part of the Offering, of which 373,822 shares of Common Stock at per share purchase price of $2.50 were issued on November 21, 2023. 500 shares of Common Stock were also issued to an individual in consideration for marketing services provided to the Company during FYE 2023, and the shares were issued on November 21, 2023.

During FYE 2024, the Company issued 373,822 shares of Common Stock at a per share purchase price of $2.50 for gross proceeds of $934,555, as part of the Offering.

As such, the Company had $0 shares to be issued on August 31, 2024.

During FYE 2024, the Company issued in aggregate 52,107 shares of Common Stock to 15 referral agents in consideration for their referral to the Company of certain investors.

During FYE 2024, the Company issued, in aggregate, 5,500 shares of Common Stock to two individuals in consideration for marketing services provided to the Company by Artisan Creative Studio, a marketing entity based in Malaysia.

On April 12, 2024, the Company’s board of directors unanimously resolved to effect a reverse stock split of the Company’s common stock, par value $0.001 per share, at a ratio of 1-for-4. Following such resolution, on September 9, 2024, the Company filed a Certificate of Amendment with the Secretary of State of the State of Nevada to effect the reverse stock split, with effective on September 11, 2024.

As a result of the 1:4 Reverse Stock Split, each 4 pre-split shares of Common Stock outstanding will automatically combine into one new share of Common Stock without any action on the part of the holders. Therefore, as of August 31, 2024, and 2023, the Company had 25,685,591 and 25,577,734 shares of its common stock issued and outstanding, respectively.